Distribution Date:	03/17/26	JPMCC Commercial Mortgage Securities Trust 2017-JP6
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2017-JP6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Directing Certificateholder	RREF III-D AIV RR, LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	48128KAQ4	1.930600%	26,228,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	48128KAR2	3.050000%	123,971,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	48128KAS0	3.108500%	86,731,000.00	30,551,957.43	66,529.78	79,142.30	0.00	0.00	145,672.08	30,485,427.65	42.72%	30.00%
A-4	48128KAT8	3.223800%	80,000,000.00	80,000,000.00	0.00	214,920.00	0.00	0.00	214,920.00	80,000,000.00	42.72%	30.00%
A-5	48128KAU5	3.489800%	200,074,000.00	200,074,000.00	0.00	581,848.54	0.00	0.00	581,848.54	200,074,000.00	42.72%	30.00%
A-SB	48128KBA8	3.282900%	33,632,000.00	6,588,449.64	748,931.28	18,024.35	0.00	0.00	766,955.63	5,839,518.36	42.72%	30.00%
A-S	48128KAX9	3.743800%	76,695,000.00	76,695,000.00	0.00	239,275.62	0.00	0.00	239,275.62	76,695,000.00	28.84%	20.25%
B	48128KAY7	3.946100%	34,415,000.00	34,415,000.00	0.00	113,170.86	0.00	0.00	113,170.86	34,415,000.00	22.61%	15.87%
C	48128KAZ4	3.683447%	34,415,000.00	34,415,000.00	0.00	105,638.20	0.00	0.00	105,638.20	34,415,000.00	16.38%	11.50%
D	48128KAA9	4.433447%	9,832,000.00	9,832,000.00	0.00	36,324.71	0.00	0.00	36,324.71	9,832,000.00	14.60%	10.25%
E-RR	48128KAD3	4.433447%	29,499,000.00	29,499,000.00	0.00	108,985.22	0.00	0.00	108,985.22	29,499,000.00	9.26%	6.50%
F-RR	48128KAF8	4.433447%	16,715,000.00	16,715,000.00	0.00	61,754.23	0.00	0.00	61,754.23	16,715,000.00	6.23%	4.38%
G-RR	48128KAH4	4.433447%	7,867,000.00	7,867,000.00	0.00	29,064.94	0.00	0.00	29,064.94	7,867,000.00	4.81%	3.37%
NR-RR*	48128KAK7	4.433447%	26,548,166.00	26,548,166.00	0.00	86,138.35	0.00	0.00	86,138.35	26,548,166.00	0.00%	0.00%
R	48128KAL5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	48128KAP6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			786,622,166.00	553,200,573.07	815,461.06	1,674,287.32	0.00	0.00	2,489,748.38	552,385,112.01

X-A	48128KAV3	0.981250%	627,331,000.00	393,909,407.07	0.00	322,103.05	0.00	0.00	322,103.05	393,093,946.01
X-B	48128KAW1	0.618674%	68,830,000.00	68,830,000.00	0.00	35,486.09	0.00	0.00	35,486.09	68,830,000.00
Notional SubTotal			696,161,000.00	462,739,407.07	0.00	357,589.14	0.00	0.00	357,589.14	461,923,946.01

Deal Distribution Total					815,461.06	2,031,876.46	0.00	0.00	2,847,337.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48128KAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	48128KAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	48128KAS0	352.26109961	0.76708190	0.91250303	0.00000000	0.00000000	0.00000000	0.00000000	1.67958492	351.49401771
A-4	48128KAT8	1,000.00000000	0.00000000	2.68650000	0.00000000	0.00000000	0.00000000	0.00000000	2.68650000	1,000.00000000
A-5	48128KAU5	1,000.00000000	0.00000000	2.90816668	0.00000000	0.00000000	0.00000000	0.00000000	2.90816668	1,000.00000000
A-SB	48128KBA8	195.89824096	22.26841342	0.53592858	0.00000000	0.00000000	0.00000000	0.00000000	22.80434200	173.62982755
A-S	48128KAX9	1,000.00000000	0.00000000	3.11983337	0.00000000	0.00000000	0.00000000	0.00000000	3.11983337	1,000.00000000
B	48128KAY7	1,000.00000000	0.00000000	3.28841668	0.00000000	0.00000000	0.00000000	0.00000000	3.28841668	1,000.00000000
C	48128KAZ4	1,000.00000000	0.00000000	3.06953945	0.00000000	0.00000000	0.00000000	0.00000000	3.06953945	1,000.00000000
D	48128KAA9	1,000.00000000	0.00000000	3.69453926	0.00000000	0.00000000	0.00000000	0.00000000	3.69453926	1,000.00000000
E-RR	48128KAD3	1,000.00000000	0.00000000	3.69453948	0.00000000	0.00000000	0.00000000	0.00000000	3.69453948	1,000.00000000
F-RR	48128KAF8	1,000.00000000	0.00000000	3.69453964	0.00000000	0.00000000	0.00000000	0.00000000	3.69453964	1,000.00000000
G-RR	48128KAH4	1,000.00000000	0.00000000	3.69453921	0.00000000	0.00000000	0.00000000	0.00000000	3.69453921	1,000.00000000
NR-RR	48128KAK7	1,000.00000000	0.00000000	3.24460643	0.44993315	17.86652607	0.00000000	0.00000000	3.24460643	1,000.00000000
R	48128KAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	48128KAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48128KAV3	627.91318629	0.00000000	0.51344992	0.00000000	0.00000000	0.00000000	0.00000000	0.51344992	626.61329666
X-B	48128KAW1	1,000.00000000	0.00000000	0.51556138	0.00000000	0.00000000	0.00000000	0.00000000	0.51556138	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/26 - 02/28/26	30	0.00	79,142.30	0.00	79,142.30	0.00	0.00	0.00	79,142.30	0.00
A-4	02/01/26 - 02/28/26	30	0.00	214,920.00	0.00	214,920.00	0.00	0.00	0.00	214,920.00	0.00
A-5	02/01/26 - 02/28/26	30	0.00	581,848.54	0.00	581,848.54	0.00	0.00	0.00	581,848.54	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	18,024.35	0.00	18,024.35	0.00	0.00	0.00	18,024.35	0.00
X-A	02/01/26 - 02/28/26	30	0.00	322,103.05	0.00	322,103.05	0.00	0.00	0.00	322,103.05	0.00
X-B	02/01/26 - 02/28/26	30	0.00	35,486.09	0.00	35,486.09	0.00	0.00	0.00	35,486.09	0.00
A-S	02/01/26 - 02/28/26	30	0.00	239,275.62	0.00	239,275.62	0.00	0.00	0.00	239,275.62	0.00
B	02/01/26 - 02/28/26	30	0.00	113,170.86	0.00	113,170.86	0.00	0.00	0.00	113,170.86	0.00
C	02/01/26 - 02/28/26	30	0.00	105,638.20	0.00	105,638.20	0.00	0.00	0.00	105,638.20	0.00
D	02/01/26 - 02/28/26	30	0.00	36,324.71	0.00	36,324.71	0.00	0.00	0.00	36,324.71	0.00
E-RR	02/01/26 - 02/28/26	30	0.00	108,985.22	0.00	108,985.22	0.00	0.00	0.00	108,985.22	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	61,754.23	0.00	61,754.23	0.00	0.00	0.00	61,754.23	0.00
G-RR	02/01/26 - 02/28/26	30	0.00	29,064.94	0.00	29,064.94	0.00	0.00	0.00	29,064.94	0.00
NR-RR	02/01/26 - 02/28/26	30	460,676.61	98,083.25	0.00	98,083.25	11,944.90	0.00	0.00	86,138.35	474,323.50
Totals			460,676.61	2,043,821.36	0.00	2,043,821.36	11,944.90	0.00	0.00	2,031,876.46	474,323.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,847,337.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,916,541.40	Master Servicing Fee	4,091.01
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,571.22
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	215.13
ARD Interest	0.00	Operating Advisor Fee	1,080.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	258.16
Extension Interest	0.00
Interest Reserve Withdrawal	136,496.30
Total Interest Collected	2,053,037.70	Total Fees	9,216.35

Principal		Expenses/Reimbursements
Scheduled Principal	815,461.06	Reimbursement for Interest on Advances	950.74
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	494.16
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	815,461.06	Total Expenses/Reimbursements	11,944.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,031,876.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	815,461.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,847,337.52
Total Funds Collected	2,868,498.76	Total Funds Distributed	2,868,498.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	553,200,573.81	553,200,573.81	Beginning Certificate Balance	553,200,573.07
(-) Scheduled Principal Collections	815,461.06	815,461.06	(-) Principal Distributions	815,461.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	552,385,112.75	552,385,112.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	553,299,315.82	553,299,315.82	Ending Certificate Balance	552,385,112.01
Ending Actual Collateral Balance	552,506,198.50	552,506,198.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.74)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP
	9,999,999 or less	12	77,686,992.79	14.06%	13	5.0524	1.491027	1.49 or less	13	140,951,984.19	25.52%	12	5.1375	1.122800
10,000,000 to 19,999,999		10	135,756,674.78	24.58%	12	4.8015	1.571831	1.50 to 1.74	3	32,508,608.21	5.89%	11	5.0093	1.556141
20,000,000 to 24,999,999		2	42,062,318.15	7.61%	12	5.0890	1.654544	1.75 to 1.99	5	218,669,453.33	39.59%	4	3.9076	1.846575
25,000,000 to 49,999,999		3	92,312,602.11	16.71%	13	4.2780	2.173140	2.00 to 2.24	2	46,400,000.00	8.40%	14	4.1121	2.080345
	50,000,000 or greater	2	160,819,418.57	29.11%	0	3.6246	1.844218	2.25 or greater	6	70,107,960.67	12.69%	12	4.3356	2.665057
	Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567	Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	43,747,106.35	7.92%	11	5.1229	NAP
							Defeased	23	43,747,106.35	7.92%	11	5.1229	NAP
California	7	139,723,261.47	25.29%	(4)	4.1137	1.950700
							Industrial	2	17,519,784.40	3.17%	13	4.3895	3.232282
Colorado	1	21,706,139.33	3.93%	11	5.0600	1.490000
							Lodging	5	57,609,032.00	10.43%	11	5.0440	1.437125
Connecticut	1	13,800,000.00	2.50%	12	5.1500	1.530000
							Mixed Use	1	3,383,399.66	0.61%	13	5.2160	1.070000
Florida	3	34,996,839.37	6.34%	13	5.0688	1.558709
							Office	10	290,510,978.50	52.59%	6	4.0826	1.788987
Georgia	2	9,938,482.75	1.80%	14	5.0138	1.300807
							Retail	15	139,614,811.83	25.27%	13	4.7635	1.670648
Michigan	5	51,101,112.93	9.25%	13	4.4473	2.210614
							Totals	56	552,385,112.75	100.00%	9	4.4540	1.780567
New Mexico	1	5,323,022.27	0.96%	14	5.1600	1.380000

New York	2	138,000,000.00	24.98%	15	3.7652	1.862754

North Carolina	1	4,335,258.43	0.78%	13	5.2700	2.760000

Ohio	1	8,116,828.12	1.47%	13	4.9100	0.810000

Pennsylvania	4	45,905,263.07	8.31%	12	5.2319	1.364928

Puerto Rico	2	9,096,793.55	1.65%	14	5.1500	0.860000

South Carolina	1	10,732,568.04	1.94%	9	4.6370	1.520000

Texas	1	7,364,256.45	1.33%	13	5.0200	1.040000

Utah	1	8,498,180.61	1.54%	13	5.0050	1.430000

Totals	56	552,385,112.75	100.00%	9	4.4540	1.780567

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP
	3.99999% or less	3	178,453,099.60	32.31%	1	3.5944	1.886291	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	79,716,978.28	14.43%	14	4.1108	2.263927	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	8	85,331,762.20	15.45%	12	4.8320	1.779500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	15	165,136,166.32	29.90%	12	5.1761	1.375061	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567	49 months or greater	29	508,638,006.40	92.08%	9	4.3965	1.761583
								Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP
	84 months or less	29	508,638,006.40	92.08%	9	4.3965	1.761583	Interest Only	6	234,319,418.57	42.42%	4	3.8414	1.965885
85 months to119 months		0	0.00	0.00%	0	0.0000	0.000000	354 months or less	23	274,318,587.83	49.66%	12	4.8707	1.587071
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567	Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	43,747,106.35	7.92%	11	5.1229	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	503,314,984.13	91.12%	9	4.3884	1.765619
	13 months to 24 months	1	5,323,022.27	0.96%	14	5.1600	1.380000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	552,385,112.75	100.00%	9	4.4540	1.780567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312582	OF	New York	NY	Actual/360	3.669%	279,689.82	0.00	0.00	N/A	06/01/27	--	98,000,000.00	98,000,000.00	03/01/26
2	30312583	OF	San Francisco	CA	Actual/360	3.555%	174,020.12	122,644.24	0.00	N/A	04/06/24	04/06/28	62,942,062.81	62,819,418.57	03/06/26
4	30312590	RT	New York	NY	Actual/360	4.000%	124,444.44	0.00	0.00	05/01/27	05/01/29	--	40,000,000.00	40,000,000.00	03/01/26
6	30312593	OF	Bingham Farms	MI	Actual/360	4.254%	87,617.23	64,954.40	0.00	N/A	05/01/27	--	26,481,932.68	26,416,978.28	03/01/26
7	30312594	OF	Burbank	CA	Actual/360	4.732%	95,549.67	65,824.84	0.00	N/A	02/01/27	--	25,961,448.67	25,895,623.83	03/01/26
8	30312595	LO	Colorado Springs	CO	Actual/360	5.060%	85,636.11	53,460.16	0.00	N/A	02/01/27	--	21,759,599.49	21,706,139.33	03/01/26
10	30312597	OF	Aurora	CO	Actual/360	5.300%	95,635.56	0.00	0.00	N/A	01/06/27	--	23,200,000.00	23,200,000.00	03/06/26
12	30312599	RT	Wellington	FL	Actual/360	5.120%	81,216.16	38,503.30	0.00	N/A	04/06/27	--	20,394,682.12	20,356,178.82	03/06/26
14	30312601	OF	Fort Washington	PA	Actual/360	5.280%	76,977.53	39,375.76	0.00	N/A	03/06/27	--	18,744,529.61	18,705,153.85	03/06/26
15	30312604	OF	Sunnyvale	CA	Actual/360	3.319%	45,668.28	55,149.52	0.00	N/A	04/01/27	--	17,688,830.55	17,633,681.03	03/01/26
16	30312605	RT	Various	Various	Actual/360	5.150%	58,209.96	54,311.87	0.00	N/A	05/06/27	--	14,532,307.24	14,477,995.37	02/06/26
18	30312607	OF	Bristol	PA	Actual/360	5.400%	53,619.35	26,679.55	0.00	N/A	02/06/27	--	12,766,511.45	12,739,831.90	03/06/26
19	30312608	LO	Modesto	CA	Actual/360	5.320%	53,358.14	25,671.58	0.00	N/A	01/01/27	--	12,895,362.36	12,869,690.78	03/01/26
20	30312609	RT	Bridgeport	CT	Actual/360	5.150%	55,276.67	0.00	0.00	03/06/27	03/06/37	--	13,800,000.00	13,800,000.00	03/06/26
21	30312610	IN	Romulus	MI	Actual/360	4.160%	43,032.89	0.00	0.00	N/A	04/06/27	--	13,300,000.00	13,300,000.00	03/06/26
22	30312611	LO	Clemson	SC	Actual/360	4.637%	38,807.92	27,814.70	0.00	N/A	12/01/26	--	10,760,382.74	10,732,568.04	03/01/26
23	30312612	RT	Philadelphia	PA	Actual/360	4.962%	42,841.87	23,970.83	0.00	N/A	04/06/27	--	11,100,848.49	11,076,877.66	03/06/26
24	30312613	OF	Tallahassee	FL	Actual/360	4.951%	40,227.65	25,753.86	0.00	N/A	03/06/27	--	10,446,630.01	10,420,876.15	03/06/26
26	30312615	OF	Bakersfield	CA	Actual/360	5.116%	37,405.01	19,109.66	0.00	N/A	01/06/27	--	9,400,343.94	9,381,234.28	12/06/25
28	30312617	LO	Augusta	GA	Actual/360	4.980%	30,927.77	19,418.63	0.00	N/A	05/06/27	--	7,984,794.05	7,965,375.42	03/06/26
29	30312618	RT	Macomb Township	MI	Actual/360	5.267%	32,752.60	19,115.25	0.00	N/A	03/06/27	--	7,995,155.42	7,976,040.17	03/06/26
30	30312619	OF	South Jordan	UT	Actual/360	5.005%	33,144.87	16,270.84	0.00	N/A	04/06/27	--	8,514,451.45	8,498,180.61	03/06/26
31	30312620	RT	Aurora	OH	Actual/360	4.910%	31,064.70	17,658.69	0.00	N/A	04/06/27	--	8,134,486.81	8,116,828.12	02/06/26
32	30312621	MF	Various	IL	Actual/360	4.715%	33,005.00	0.00	0.00	N/A	04/06/27	--	9,000,000.00	9,000,000.00	03/06/26
33	30312622	RT	Katy	TX	Actual/360	5.020%	28,815.19	15,842.51	0.00	N/A	04/06/27	--	7,380,098.96	7,364,256.45	03/06/26
35	30312624	IN	Orlando	FL	Actual/360	4.810%	26,825.75	13,226.09	0.00	N/A	04/06/27	--	7,170,530.82	7,157,304.73	03/06/26
36	30312625	RT	Ventura	CA	Actual/360	4.813%	23,958.04	0.00	0.00	N/A	04/06/27	--	6,400,000.00	6,400,000.00	03/06/26
37	30312626	RT	Albuquerque	NM	Actual/360	5.160%	21,414.24	12,750.92	0.00	N/A	05/06/27	--	5,335,773.19	5,323,022.27	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	30312627	RT	Corona	CA	Actual/360	4.898%	18,039.34	11,674.55	0.00	N/A	04/06/27	--	4,735,287.53	4,723,612.98	03/06/26
39	30312628	LO	Charlotte	NC	Actual/360	5.270%	17,832.01	15,191.54	0.00	N/A	04/06/27	--	4,350,449.97	4,335,258.43	03/06/26
40	30312629	MF	Various	FL	Actual/360	5.533%	18,953.71	14,510.79	0.00	N/A	01/06/27	--	4,404,312.41	4,389,801.62	03/06/26
41	30312630	IN	Miami	FL	Actual/360	5.113%	16,814.83	8,469.49	0.00	N/A	04/06/27	--	4,228,253.89	4,219,784.40	03/06/26
42	30312631	MU	Pittsburgh	PA	Actual/360	5.216%	13,758.97	8,107.49	0.00	N/A	04/06/27	--	3,391,507.15	3,383,399.66	03/06/26
Totals							1,916,541.40	815,461.06	0.00				553,200,573.81	552,385,112.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	72,698,049.00	76,991,425.41	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,273,777.00	18,276,966.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,368,479.00	7,620,592.30	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,784,717.69	3,506,069.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,183,799.93	5,359,247.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,549,267.58	3,166,065.27	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,952,342.29	2,759,333.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,869,305.00	4,773,488.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	32,795,104.11	33,758,942.48	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,229,316.15	1,203,783.73	01/01/25	09/30/25	10/14/25	0.00	0.00	112,465.32	112,465.32	0.00	0.00
18	1,396,958.27	1,513,935.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	921,728.07	990,977.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,116,859.78	1,116,632.18	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,843,346.75	3,833,807.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,640,271.65	1,359,309.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,248,779.21	1,490,857.79	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	14,276.67	0.00
24	27,735.52	686,766.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	827,548.56	704,496.41	01/01/25	09/30/25	--	0.00	0.00	56,377.22	169,426.31	0.00	0.00
28	941,127.59	1,013,179.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,178,742.29	1,113,662.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	846,832.01	891,390.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	535,720.15	740,001.32	01/01/25	12/31/25	--	0.00	0.00	48,438.68	48,438.68	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	918,398.91	594,462.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	565,818.42	662,601.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	614,070.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	864,712.44	924,757.83	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,431,084.71	1,197,485.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	4,517.27	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	818,222.93	783,479.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	304,305.33	334,579.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	172,746,420.81	177,368,295.03				0.00	0.00	217,281.22	330,330.31	18,793.94	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	1	9,381,234.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.454014%	4.432600%	9
02/18/26	1	9,400,343.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.454306%	4.432886%	10
01/16/26	1	9,415,379.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.454532%	4.433107%	11
12/17/25	1	11,139,362.72	1	9,430,349.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,561,678.45	4.454756%	4.433327%	12
11/18/25	1	9,446,590.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.467713%	4.446323%	13
10/20/25	1	9,461,423.08	1	17,877,479.83	0	0.00	0	0.00	0	0.00	0	0.00	1	2,060,554.10	0	0.00	4.467934%	4.446539%	14
09/17/25	2	14,866,426.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.470636%	4.449246%	15
08/15/25	3	37,573,865.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.470838%	4.449444%	16
07/17/25	0	0.00	0	0.00	1	23,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.471039%	4.449640%	17
06/17/25	0	0.00	0	0.00	1	23,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.471260%	4.449856%	18
05/16/25	0	0.00	1	23,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.471457%	4.450048%	19
04/17/25	1	11,296,250.60	1	23,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.471674%	4.450261%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	30312605	02/06/26	0	B	112,465.32	112,465.32	3,960.09	14,532,307.24	11/07/23	2
26	30312615	12/06/25	2	2	56,377.22	169,426.31	5,450.00	9,430,349.47	10/08/25	98
31	30312620	02/06/26	0	B	48,438.68	48,438.68	0.00	8,134,486.81
Totals					217,281.22	330,330.31	9,410.09	32,097,143.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		158,016,960	148,635,726	9,381,234		0
13 - 24 Months		277,748,734	277,748,734	0		0
25 - 36 Months		62,819,419	62,819,419	0		0
37 - 48 Months		40,000,000	40,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		13,800,000	13,800,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	552,385,113	543,003,878	0	9,381,234	0	0
Feb-26	553,200,574	543,800,230	9,400,344	0	0	0
Jan-26	553,874,462	544,459,083	9,415,380	0	0	0
Dec-25	554,545,641	533,975,929	11,139,363	9,430,349	0	0
Nov-25	564,822,163	555,375,572	9,446,590	0	0	0
Oct-25	565,502,531	538,163,628	9,461,423	17,877,480	0	0
Sep-25	568,279,829	553,413,403	14,866,426	0	0	0
Aug-25	568,945,471	531,371,606	37,573,865	0	0	0
Jul-25	569,608,436	546,408,436	0	0	23,200,000	0
Jun-25	570,317,211	547,117,211	0	0	23,200,000	0
May-25	570,974,653	547,774,653	0	23,200,000	0	0
Apr-25	571,678,106	537,181,856	11,296,251	23,200,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30312605	14,477,995.37	14,532,307.24	21,075,000.00	--	1,166,614.73	0.86000	09/30/25	05/06/27	229
23	30312612	11,076,877.66	11,076,877.66	18,900,000.00	01/04/17	1,410,927.79	1.76000	09/30/25	04/06/27	254
26	30312615	9,381,234.28	9,430,349.47	15,700,000.00	09/15/16	528,365.41	0.78000	09/30/25	01/06/27	254
Totals		34,936,107.31	35,039,534.37	55,675,000.00		3,105,907.93

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30312605	RT	Various	11/07/23	2

3/11/2026 - Loan was transferred to SS 11/10/2023. Negotiations with Borrower''s have not born fruit. Have approved litigation. Will be pursuing legal recourse for the five collateral properties located in three jurisdictions: Puerto Rico, Georg ia, and Michigan. Duane Morris has been engaged as counsel and they have initiated the foreclosure and receivership processes in the various jurisdictions. We''ve had multiple negotiating sessions with a borrower and with borrower rep but have not borne fruit. Georgia property was sold to a 3d-party bidder at the foreclosure sale in September 2025 and have obtained receivership on the two Michigan properties as of August 2025. One of the two Michigan properties has an attractive purchase offer from a u ser redeveloper. The other Michigan property has been listed for sale by the Receiver and hope to close by Q2/2026.Foreclosure has been filed on the two Puerto Rico NNN Walgreens. Expect title to these two within

Q2/2026.

23	30312612	RT	PA	05/31/23	2

3/11/2026 - Loan transferred to Special Servicing due to non-compliance with cash management. A PNL has been executed and Special Servicer sent Borrower a formal demand for a books & records search. Borrower and Special Servicer have fully executed the settlement agreement. Lender was notified that the Guarantor on the Loan has passed away. Currently working on Guarantor Change/Equity Transfer with Borrower.

26	30312615	OF	CA	10/08/25	98

3/11/2026 - Loan transferred to Special Servicing 10/8/2025. Borrower refuses to sign PNL and Special Servicer has engaged counsel to work through various Borrower compliance issues - including delinquent payment history.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30312583	0.00	3.55470%	0.00	3.55470%	9	05/24/24	05/24/24	06/25/24
8	30312595	24,364,852.33	5.06000%	24,328,494.52 5.06000%		10	08/13/20	04/01/20	09/08/20
31	30312620	0.00	4.91000%	0.00	4.91000%	8	12/29/23	12/29/23	02/16/24
Totals		24,364,852.33		24,328,494.52
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
9	30312596 09/17/19	23,451,980.43	39,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		23,451,980.43	39,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
9	30312596	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	812.60	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	494.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	143.23	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(5.09)	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	494.16	0.00	0.00	0.00	950.74	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,944.90

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-JP6 transaction, certain

Information provided to the Certificate Administrator regarding compliance with Credit Risk Retention Rules. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27